OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Equity [Abstract]
SCHEDULE OF OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) during the six months ended September 30, 2024 and 2023, consisted of the following:

	Thousands of Yen
	For the Six Months Ended September 30,
	2024	2023
Foreign currency translation adjustment:
Income (losses) during the period	¥(9,114)	¥(955)
Income (losses) before tax effect	(9,114)	(955)
Income (losses) after tax effect	¥(9,114)	¥(955)

Total
Income (losses) during the period	¥(9,114)	¥(955)
Income (losses) before tax effect	(9,114)	(955)
Income (losses) after tax effect	¥(9,114)	¥(955)

Other comprehensive income (loss) during the years ended March 31, 2024 and 2023, consists of the following:

	Thousands of Yen
	For the Fiscal Years Ended March 31,
	2024	2023
Foreign currency translation adjustment:
Income (losses) during the year	¥(7,273)	¥3,588
Income (losses) before tax effect	(7,273)	3,588
Income (losses) after tax effect	¥(7,273)	¥3,588

Total
Income (losses) during the year	¥(7,273)	¥3,588
Income (losses) before tax effect	(7,273)	3,588
Income (losses) after tax effect	¥(7,273)	¥3,588